Related Party Transactions - Disclosure of Information about Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Total compensation	$ 22	$ 36
Short-term employee benefits	12	13
Post-employment benefits	1	1
Termination benefits	1	4
Share-based payments	$ 8	$ 18